Employee costs and numbers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employees	Dec. 31, 2023 USD ($) employees	Dec. 31, 2022 USD ($) employees
Entity Information [Line Items]
Wages and salaries | $	$ 8,601	$ 7,835	$ 7,486
Social security costs | $	1,032	943	720
Share-based payments | $	1,088	1,131	1,034
Pension and other post-employment benefit costs | $	519	370	576
Employee benefits expense | $	$ 11,240	$ 10,279	$ 9,816
Average number of employees (employee)	91,000	79,400	66,300
Termination payments | $	$ 336	$ 96	$ 27
Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	5,300	4,600	4,100
Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	9,000	8,600	8,700
Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	65,500	55,800	43,700
other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	11,200	10,400	9,800
Service station staff | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	40,700	33,800	23,300
Agricultural, operational and seasonal | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	1,700	0	0
US
Entity Information [Line Items]
Average number of employees (employee)	33,100	24,900	13,000
US | Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	900	900	700
US | Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	3,300	3,100	3,000
US | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	27,500	19,500	8,000
US | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	1,400	1,400	1,300
Non-US
Entity Information [Line Items]
Average number of employees (employee)	57,900	54,500	53,300
Non-US | Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	4,400	3,700	3,400
Non-US | Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	5,700	5,500	5,700
Non-US | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	38,000	36,300	35,700
Non-US | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	9,800	9,000	8,500